Income taxes (Schedule of Reconciliation of Effective Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [abstract]
Statutory tax rate	26.50%	26.50%
Tax recovery at statutory rates	$ (2,744)	$ (1,032)
Mexican mining royalty	668	199
Impact of foreign tax rates	(107)	18
Non-deductible expenses	927	535
Alternative minimum tax credits		(626)
Losses not recognized	1,924	479
Income tax expense (recovery)	$ 668	$ (427)